Assets and Liabilities Measured at Fair Value on Non Recurring Basis (Detail) (Fair Value Measures Using Level 3, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2010
Assets
Goodwill	$ 529	$ 560
Fair Value, Measurements, Nonrecurring
Assets
Goodwill	$ 529	$ 560